MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Millions	1 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Avance Gas Holdings Ltd
Debt and Equity Securities, FV-NI [Line Items]
Unrealized gain (loss) on investments				$ 0.6
Number of marketable securities (in shares)				442,384
Number of marketable securities pledged to creditors	442,384			442,384
Ship Finance International Limited
Debt and Equity Securities, FV-NI [Line Items]
Unrealized gain (loss) on investments				$ 0.1
Marketable securities, number of shares held (in shares)	100,000			100,000
Golden Ocean
Debt and Equity Securities, FV-NI [Line Items]
Unrealized gain (loss) on investments				$ 0.4
Number of marketable securities (in shares)				1,270,657
Marketable securities, number of shares held (in shares)	1,300,000			1,300,000
Marketable securities, number of securities disposed (in shares)			1,260,358
Proceeds from sale and maturity of marketable securities	$ 6.7	$ 6.6	$ 7.7
Forward contract, number of securities to be repurchased	1,300,000	1,300,000	1,300,000
Secured debt, repurchase agreements	$ 6.7	$ 6.6	$ 7.7	$ 6.7
Payments to acquire marketable securities	0.1	$ 1.0
Liability recorded within debt	$ 6.7			$ 6.7
Number of marketable securities pledged to creditors	1,260,358			1,260,358